Property, Plant and Equipment, Net (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 114,513	$ 108,602
Ending balance	$ 5,686	113,106	114,513	$ 108,602
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		188,260	172,939	186,944
Additions		18,659	22,926	21,584
Additions from business acquisitions		488	2,104	5,867
Changes in fair value of past acquisitions		59
Transfer of completed projects in progress			405
Transfer (to)/from assets classified as held for sale		449		(127)
Disposals		(6,005)	(459)	(7,196)
Effects of changes in foreign exchange rates		(5,158)	(6,207)	(6,993)
Changes in value on the recognition of inflation effects		1,824	2,345	4,762
Ending balance		196,741	188,260	172,939
Cost [member] | Specialty’s Café & Bakery, Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(1,835)
Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(5,793)	(31,902)
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(73,747)	(64,337)	(70,232)
Depreciation for the year		(16,378)	(15,468)	(14,698)
Transfer (to)/from assets classified as held for sale		(282)	262	78
Disposals		4,800	4,204	6,393
Effects of changes in foreign exchange rates		1,768	(1,203)	1,681
Changes in value on the recognition of inflation effects		(1,070)		3,769
Ending balance		(83,635)	(73,747)	(64,337)
Accumulated depreciation, amortisation and impairment [member] | Specialty’s Café & Bakery, Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		1,274
Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			2,795	16,210
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,682	9,568
Ending balance		9,922	9,682	9,568
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,682	9,568	13,589
Additions		241	309	334
Additions from business acquisitions		158	146	25
Transfer of completed projects in progress		4	142	526
Transfer (to)/from assets classified as held for sale			(253)
Disposals		(13)		(93)
Effects of changes in foreign exchange rates		(238)	(329)	(401)
Changes in value on the recognition of inflation effects		88	114	242
Ending balance		9,922	9,682	9,568
Land [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(15)	(4,654)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		19,896	18,902
Ending balance		19,612	19,896	18,902
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		26,794	25,081	25,972
Additions		616	1,134	877
Additions from business acquisitions			806	451
Transfer of completed projects in progress		809	227	567
Transfer (to)/from assets classified as held for sale			581
Disposals		(122)		(152)
Effects of changes in foreign exchange rates		(1,135)	(1,147)	(1,079)
Changes in value on the recognition of inflation effects		293	366	816
Ending balance		27,255	26,794	25,081
Buildings [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(254)	(2,371)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(6,898)	(6,179)	(6,051)
Depreciation for the year		(828)	(937)	(786)
Disposals		38	46	69
Effects of changes in foreign exchange rates		127	(92)	112
Changes in value on the recognition of inflation effects		(82)		223
Ending balance		(7,643)	(6,898)	(6,179)
Buildings [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			264	700
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		44,773	43,344
Ending balance		43,616	44,773	43,344
Machinery and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		82,646	76,204	80,302
Additions		5,277	6,826	6,926
Additions from business acquisitions		200	686	4,128
Changes in fair value of past acquisitions		59
Transfer of completed projects in progress		3,471	50	2,193
Transfer (to)/from assets classified as held for sale		449	3,694	(127)
Disposals		(3,358)	(410)	(4,623)
Effects of changes in foreign exchange rates		(2,233)	(2,463)	(3,526)
Changes in value on the recognition of inflation effects		990	1,254	2,552
Ending balance		86,726	82,646	76,204
Machinery and equipment [member] | Cost [member] | Specialty’s Café & Bakery, Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(775)
Machinery and equipment [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(3,195)	(11,621)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(37,873)	(32,860)	(34,308)
Depreciation for the year		(8,390)	(7,862)	(7,437)
Transfer (to)/from assets classified as held for sale		(282)	262	78
Disposals		2,707	1,967	4,970
Effects of changes in foreign exchange rates		698	(629)	404
Changes in value on the recognition of inflation effects		(595)		2,692
Ending balance		(43,110)	(37,873)	(32,860)
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Specialty’s Café & Bakery, Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		625
Machinery and equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			1,249	6,125
Refrigeration equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		8,650	8,860
Ending balance		7,787	8,650	8,860
Refrigeration equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,301	17,034	17,465
Additions		137	636	644
Additions from business acquisitions				537
Transfer of completed projects in progress		1,192	(13)	1,711
Transfer (to)/from assets classified as held for sale			1,396
Disposals		(1,073)		(614)
Effects of changes in foreign exchange rates		(797)	(961)	(759)
Changes in value on the recognition of inflation effects		189	241	465
Ending balance		16,949	17,301	17,034
Refrigeration equipment [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(1,032)	(2,415)
Refrigeration equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(8,651)	(8,174)	(8,996)
Depreciation for the year		(1,832)	(1,862)	(1,752)
Disposals		989	966	579
Effects of changes in foreign exchange rates		464	(164)	250
Changes in value on the recognition of inflation effects		(132)		338
Ending balance		(9,162)	(8,651)	(8,174)
Refrigeration equipment [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			583	2,083
Returnable bottles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		6,061	6,043
Ending balance		5,771	6,061	6,043
Returnable bottles [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,152	14,749	21,532
Additions		2,613	2,581	2,888
Additions from business acquisitions				393
Transfer of completed projects in progress		57		3
Transfer (to)/from assets classified as held for sale			359
Disposals		(561)		(312)
Effects of changes in foreign exchange rates		(629)	(833)	(251)
Changes in value on the recognition of inflation effects		291	352	612
Ending balance		17,923	16,152	14,749
Returnable bottles [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(1,056)	(10,116)
Returnable bottles [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(10,091)	(8,706)	(13,423)
Depreciation for the year		(2,779)	(2,734)	(2,827)
Disposals		536	1,079	204
Effects of changes in foreign exchange rates		432	(302)	631
Changes in value on the recognition of inflation effects		(250)		516
Ending balance		(12,152)	(10,091)	(8,706)
Returnable bottles [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			572	7,225
Investments in Fixed Assets in Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,601	7,849
Ending balance		10,534	9,601	7,849
Investments in Fixed Assets in Progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		9,601	7,849	7,390
Additions		6,979	8,421	6,482
Additions from business acquisitions		3		290
Transfer of completed projects in progress		(5,644)		(4,927)
Transfer (to)/from assets classified as held for sale			(6,284)
Disposals		(12)		(633)
Effects of changes in foreign exchange rates		(339)	(370)	(330)
Changes in value on the recognition of inflation effects		(30)	18	66
Ending balance		10,534	9,601	7,849
Investments in Fixed Assets in Progress [member] | Cost [member] | Specialty’s Café & Bakery, Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(24)
Investments in Fixed Assets in Progress [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(33)	(489)
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		15,553	13,629
Ending balance		15,397	15,553	13,629
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		25,291	21,559	19,666
Additions		2,611	2,907	3,322
Additions from business acquisitions		46	466	2
Transfer of completed projects in progress		110	7	(93)
Transfer (to)/from assets classified as held for sale			496
Disposals		(808)		(748)
Effects of changes in foreign exchange rates		310	26	(354)
Changes in value on the recognition of inflation effects		3
Ending balance		26,527	25,291	21,559
Leasehold improvements [member] | Cost [member] | Specialty’s Café & Bakery, Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		(1,036)
Leasehold improvements [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(170)	(236)
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(9,738)	(7,930)	(6,956)
Depreciation for the year		(2,404)	(1,985)	(1,763)
Transfer (to)/from assets classified as held for sale		0
Disposals		492	115	571
Effects of changes in foreign exchange rates		(123)	(2)	141
Changes in value on the recognition of inflation effects		(6)
Ending balance		(11,130)	(9,738)	(7,930)
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member] | Specialty’s Café & Bakery, Inc [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		649
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			64	77
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		297	407
Ending balance		467	297	407
Other [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		793	895	1,028
Additions		185	112	111
Additions from business acquisitions		81		41
Transfer of completed projects in progress		1	(8)	20
Transfer (to)/from assets classified as held for sale			11
Disposals		(58)	(49)	(21)
Effects of changes in foreign exchange rates		(97)	(130)	(293)
Changes in value on the recognition of inflation effects		0		9
Ending balance		905	793	895
Other [member] | Cost [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			(38)
Other [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		(496)	(488)	(498)
Depreciation for the year		(145)	(88)	(133)
Disposals		38	31
Effects of changes in foreign exchange rates		170	(14)	143
Changes in value on the recognition of inflation effects		(5)
Ending balance		$ (438)	(496)	$ (488)
Other [member] | Accumulated depreciation, amortisation and impairment [member] | Philippines [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals			$ 63